FAIR VALUE MEASUREMENTS (Details)	Sep. 30, 2021 USD ($)
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Amortized Cost	$ 345,054,751
Gross Holding Gain	(8,995)
Fair Value	345,063,746
Assets:
Cash held in the Trust Account	973
Marketable securities held in Trust Account	345,055,724
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	19,107,000
U.S. Treasury Securities
Assets:
Marketable securities held in Trust Account	345,054,751
Level 1 | Recurring | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	11,385,000
Level 2 | Recurring | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	$ 7,722,000